Segment And Geographic Information (Schedule Of Other Significant Items) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 1,880,293	¥ 1,899,245	¥ 1,910,698
Capital investments for segment assets	1,892,763	1,969,975	1,946,610
Point program expenses	79,034	81,773	103,571
Goodwill impairment losses		30,323	4,764
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Goodwill impairment losses		23,042
Mobile Communications Business
Segment Reporting Information [Line Items]
Goodwill impairment losses		7,281
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	1,874,545	1,893,625	1,904,804
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	751,906	794,246	816,359
Capital investments for segment assets	722,829	786,004	811,977
Point program expenses	7,713	5,801	5,615
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	149,734	142,309	137,176
Capital investments for segment assets	168,413	147,503	152,348
Point program expenses	484	1,321	2,166
Goodwill impairment losses		23,042
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	719,132	701,658	688,518
Capital investments for segment assets	703,124	753,660	726,833
Point program expenses	70,837	74,651	95,790
Goodwill impairment losses		7,281
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	135,358	137,961	140,075
Capital investments for segment assets	147,725	122,113	133,966
Goodwill impairment losses			4,764
Operating Segments | Other
Segment Reporting Information [Line Items]
Depreciation and amortization	118,415	117,451	122,676
Capital investments for segment assets	150,672	160,695	121,486
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 5,748	¥ 5,620	¥ 5,894